BUSINESS ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2022
Shanghai Jinfeng Kindergarten
BUSINESS ACQUISITIONS
Schedule of purchase price allocation at date of acquisition

		Depreciation or
		amortization period
Cash and cash equivalents	426
Other current assets	162
Operating lease right-of-use assets	4,326
Intangible assets:
Student base	188	3.2 years
Other current liabilities	(456)
Deferred tax liabilities	(47)
Operating lease liabilities	(3,970)
Non-controlling interest	(480)
Goodwill	391
Additional paid in capital	(540)

Total	—